Cover	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	001-38767
Entity Registrant Name	Datasea Inc.
Entity Central Index Key	0001631282
Entity Tax Identification Number	45-2019013
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 302-5, Building C, Gemdale
Entity Address, Address Line Two	Viseen International Center, No.5 Shengfang Road
Entity Address, Address Line Three	Daxing District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102600
City Area Code	+86
Local Phone Number	10-56145240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DTSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false